Financial risk management (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Trade receivables	$ 0.6	$ 0.6	$ 0.6
Gain amount	$ 0.1		0.2	$ 1.7
U.S. LIBOR [Member]
Statement [Line Items]
Interest rate risk	7.20%
U.S. SOFR [Member]
Statement [Line Items]
Interest rate risk	6.95%
CAD/USD Exchange rate [Member]
Statement [Line Items]
Exchange rates | $ / shares		$ 1.32
MXN/USD Exchange rate [Member]
Statement [Line Items]
Exchange rates | $ / shares		$ 16.89
Trade and Other Receivables [Member] | Credit Risk [Member]
Statement [Line Items]
Risk exposure associated with instrument	$ 5.9	$ 5.9	$ 5.6
Top of range [member]
Statement [Line Items]
Estimated value percentage	100.00%
Borrowing rate			20.00%
Bottom of range [member]
Statement [Line Items]
Estimated value percentage	85.00%
Borrowing rate			3.00%